CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Prepaid expenses and other current assets, net	$ 964,194	$ 872,753
Other non-current assets	347,569	1,146,010
Total assets	79,528,262	55,373,565
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	35,934,034	25,306,690
SHAREHOLDERS’ EQUITY
Ordinary share, $0.000016666667 par value, 3,000,000,000 shares authorized, 61,381,249 and 63,822,249 shares issued and outstanding as of December 31, 2024 and 2025, respectively*	$ 1,063	$ 1,023
Common stock, par value	$ 0.000016666667	$ 0.000016666667
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	61,381,249	63,822,249
Common stock, shares outstanding	61,381,249	63,822,249
Additional paid-in capital	$ 8,977,814	$ 7,060,050
Statutory surplus reserves	2,662,115	2,658,112
Retained earnings	32,132,905	21,951,873
Accumulated other comprehensive loss	(304,868)	(1,635,291)
Total equity of the Company’s shareholders	43,469,029	30,035,767
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	79,528,262	55,373,565
General and administrative expenses	(6,750,220)	(6,705,791)	$ (2,531,630)
Selling and marketing expenses	(7,169,559)	(4,711,294)	(1,750,877)
Net income	10,185,035	3,682,723	7,691,085
Other comprehensive income:
Total comprehensive income	11,482,300	3,044,433	7,229,833
Net cash used in operating activities*	6,559,811	5,342,539	4,116,374
Net cash used in investing activities	(2,582,113)	(2,803,456)	1,294,473
Net cash provided by financing activities	(1,011,513)	6,746,625	(2,949,253)
Statement Of Cash Flows [Member]
Other comprehensive income:
Net cash used in operating activities*	(1,143,006)	(1,486,337)
Net cash used in investing activities		(996,672)
Net cash provided by financing activities		6,094,006
Net change in cash and cash equivalents	(1,143,006)	3,610,997
Cash at the beginning of year	3,610,997
Cash at the end of year	2,467,991	3,610,997
Other Comprehensives Income [Member]
SHAREHOLDERS’ EQUITY
General and administrative expenses	(2,916,775)	(530,008)	(10,050)
Selling and marketing expenses	(473,053)
Financial income, net	94,841
Equity in profit of subsidiaries	13,480,022	4,212,731	7,701,135
Net income	10,185,035	3,682,723	7,691,085
Other comprehensive income:
Foreign currency translation adjustment, net of nil tax	1,330,423	(618,728)	(460,025)
Total comprehensive income	11,515,458	3,063,995	$ 7,231,060
Condensed Balance Sheets [Member]
ASSETS
Cash	2,467,991	3,610,997
Prepaid expenses and other current assets, net	1,005,000	1,006,000
Investment in subsidiaries	40,270,326	24,455,971
Other non-current assets		1,000,020
Total assets	43,743,317	30,072,988
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	270,788	37,221
Investment deficit in subsidiaries	3,500
Total liabilities	274,288	37,221
SHAREHOLDERS’ EQUITY
Ordinary share, $0.000016666667 par value, 3,000,000,000 shares authorized, 61,381,249 and 63,822,249 shares issued and outstanding as of December 31, 2024 and 2025, respectively*	$ 1,063	$ 1,023
Common stock, par value	$ 0.000016666667	$ 0.000016666667
Additional paid-in capital	$ 8,977,814	$ 7,060,050
Statutory surplus reserves	2,662,115	2,658,112
Retained earnings	32,132,905	21,951,873
Accumulated other comprehensive loss	(304,868)	(1,635,291)
Total equity of the Company’s shareholders	43,469,029	30,035,767
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 43,743,317	$ 30,072,988